6. Business Concentrations and Risk (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Member] | One Customer [Member]
Concentration risk percentage	0.00%	100.00%	100.00%
Accounts Payable [Member] | One Vendor [Member]
Concentration risk percentage	80.00%	93.00%	97.00%